Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table sets forth the compensation for our Chief Executive Officer, referred to as Principal Executive Officer (PEO) in the disclosure below, and the average compensation for our other named executive officers
(Non-PEO),
both as reported in the Summary Compensation Table on page 37, and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2024, 2023, 2022, 2021 and 2020. The table also provides information on our cumulative TSR, the cumulative TSR of our peer group, Net Income and Return on Average Capital Employed over such years in accordance with SEC rules.

Pay Versus Performance
					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO 1 ($) (b)	Compensation Actually Paid to PEO 2 ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers 1 ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers 2 ($) (e)	Total Shareholder Return 3 ($) (f)	Peer Group Total Shareholder Return 3 ($) (g)	Net Income (in Thousands) 4 ($) (h)	Return on Average Capital Employed 5 (%) (i)

2024	10,376,263	2,332,583	3,681,969	3,965,381	131.19	181.25	407,171	23.1%

2023	13,261,841	11,808,393	3,662,369	1,071,009	179.22	191.57	661,559	28.3%

2022	13,444,418	39,752,198	3,741,335	8,083,159	175.84	191.50	965,047	31.4%

2021	11,381,012	26,071,102	3,111,741	8,330,184	104.46	120.82	(73,664)	16.9%

2020	13,180,178	(5,712,287)	4,065,562	(1,804,274)	47.21	64.58	(1,148,777)	10.3%

1.
Compensation for our PEO, Roger W. Jenkins, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs
includes the following named executive officers: (i) in 2024, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner and Daniel R. Hanchera (ii) in 2023, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner and Daniel R. Hanchera (iii) in 2022, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner, Daniel R. Hanchera and David R. Looney, (iv) in 2021, David R. Looney, Eric M. Hambly, E. Ted Botner and Thomas J. Mireles and (v) in 2020, David R. Looney, Eric M. Hambly, E. Ted Botner, Thomas J. Mireles, Michael K. McFadyen and Walter K. Compton.

2.
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs
for 2024 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules (Item 402(v) of Regulation
S-K).
The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEOs
during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our non-PEOs
compensation for fiscal year 2024, see “Compensation Discussion and Analysis” above.

	PEO 2024	Non-PEOs 2024

Summary Compensation Table Total	10,376,263	3,681,969

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(7,427,304)	(2,159,209)

Plus Fair Value for Awards Granted in the Covered Year	7,068,012	2,047,692

Change in Fair Value of Outstanding Unvested Awards from Prior Years	(6,789,724)	(1,663,476)

Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(2,280,313)	2,076,382

Less Fair Value of Awards Forfeited during the Covered Year	—	—

Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	1,051,741	262,988

Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(355,461)

Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	333,908	74,496

Compensation Actually Paid	2,332,583	3,965,381

Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity
awards that vest in the covered year, which are valued as of the applicable vesting date.

The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.
Service
cost is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the applicable fiscal year. Prior service cost is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment.

3.
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index (XOP), which is the same peer group as for the Shareholder Return Performance Presentation of the 2024 Form
10-K
for the year ended December 31, 2024.

4.	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

5.
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our named executive officers’ compensation actually paid to Company performance, as specifically listed below. For additional details on how these measures are utilized in our compensation program to link pay with performance, see “Compensation Discussion and Analysis” above.

Company Selected Measure Name	Return on Average Capital Employed
Named Executive Officers, Footnote
1.
Compensation for our PEO, Roger W. Jenkins, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs
includes the following named executive officers: (i) in 2024, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner and Daniel R. Hanchera (ii) in 2023, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner and Daniel R. Hanchera (iii) in 2022, Thomas J. Mireles, Eric M. Hambly, E. Ted Botner, Daniel R. Hanchera and David R. Looney, (iv) in 2021, David R. Looney, Eric M. Hambly, E. Ted Botner and Thomas J. Mireles and (v) in 2020, David R. Looney, Eric M. Hambly, E. Ted Botner, Thomas J. Mireles, Michael K. McFadyen and Walter K. Compton.

Peer Group Issuers, Footnote
3.
TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation
S-K.
The peer group for purposes of this table is the S&P Oil & Gas Exploration & Production Select Industry Index (XOP), which is the same peer group as for the Shareholder Return Performance Presentation of the 2024 Form
10-K
for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 10,376,263	$ 13,261,841	$ 13,444,418	$ 11,381,012	$ 13,180,178
PEO Actually Paid Compensation Amount	$ 2,332,583	11,808,393	39,752,198	26,071,102	(5,712,287)
Adjustment To PEO Compensation, Footnote
2.
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs
for 2024 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules (Item 402(v) of Regulation
S-K).
The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEOs
during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our non-PEOs
compensation for fiscal year 2024, see “Compensation Discussion and Analysis” above.

	PEO 2024	Non-PEOs 2024

Summary Compensation Table Total	10,376,263	3,681,969

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(7,427,304)	(2,159,209)

Plus Fair Value for Awards Granted in the Covered Year	7,068,012	2,047,692

Change in Fair Value of Outstanding Unvested Awards from Prior Years	(6,789,724)	(1,663,476)

Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(2,280,313)	2,076,382

Less Fair Value of Awards Forfeited during the Covered Year	—	—

Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	1,051,741	262,988

Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(355,461)

Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	333,908	74,496

Compensation Actually Paid	2,332,583	3,965,381

Non-PEO NEO Average Total Compensation Amount	$ 3,681,969	3,662,369	3,741,335	3,111,741	4,065,562
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,965,381	1,071,009	8,083,159	8,330,184	(1,804,274)
Adjustment to Non-PEO NEO Compensation Footnote
2.
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEOs
for 2024 reflects the respective amounts set forth in columns (b) and (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules (Item 402(v) of Regulation
S-K).
The dollar amounts reflected in columns (b) and (d) of the table above do not reflect the actual amount of compensation earned by or paid to the PEO and our non-PEOs
during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the PEO’s and our non-PEOs
compensation for fiscal year 2024, see “Compensation Discussion and Analysis” above.

	PEO 2024	Non-PEOs 2024

Summary Compensation Table Total	10,376,263	3,681,969

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(7,427,304)	(2,159,209)

Plus Fair Value for Awards Granted in the Covered Year	7,068,012	2,047,692

Change in Fair Value of Outstanding Unvested Awards from Prior Years	(6,789,724)	(1,663,476)

Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	(2,280,313)	2,076,382

Less Fair Value of Awards Forfeited during the Covered Year	—	—

Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	1,051,741	262,988

Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	(355,461)

Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	333,908	74,496

Compensation Actually Paid	2,332,583	3,965,381

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measure

ROACE (EBITDA / ACE)
AIP Free Cash Flow ($MM)

Lifting Costs plus G&A

TRIR

Spill Rate

GHG Emissions Intensity (metric ton CO 2 e per MMBOE)

Sustainability Basket

Total Shareholder Return Amount	$ 131.19	179.22	175.84	104.46	47.21
Peer Group Total Shareholder Return Amount	181.25	191.57	191.5	120.82	64.58
Net Income (Loss)	$ 407,171,000	$ 661,559,000	$ 965,047,000	$ (73,664,000)	$ (1,148,777,000)
Company Selected Measure Amount	23.1	28.3	31.4	16.9	10.3
PEO Name	Roger W. Jenkins
Measure:: 1
Pay vs Performance Disclosure
Name	ROACE (EBITDA / ACE)
Measure:: 2
Pay vs Performance Disclosure
Name	AIP Free Cash Flow ($MM)
Measure:: 3
Pay vs Performance Disclosure
Name	Lifting Costs plus G&A
Measure:: 4
Pay vs Performance Disclosure
Name	TRIR
Measure:: 5
Pay vs Performance Disclosure
Name	Spill Rate
Measure:: 6
Pay vs Performance Disclosure
Name	GHG Emissions Intensity (metric ton CO2e per MMBOE)
Measure:: 7
Pay vs Performance Disclosure
Name	Sustainability Basket
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 333,908
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,427,304)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,068,012
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,789,724)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,280,313)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,051,741
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(355,461)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,496
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,159,209)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,047,692
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,663,476)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,076,382
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 262,988